Investment Objectives and Goals	Oct. 28, 2026
Azzad Ethical Fund
Prospectus [Line Items]
Risk/Return [Heading]	Azzad Ethical Fund Summary (ADJEX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Azzad Ethical Fund’s (the “Ethical Fund”) investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.
Azzad Wise Capital Fund
Prospectus [Line Items]
Risk/Return [Heading]	Azzad Wise Capital Fund Summary (WISEX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Azzad Wise Capital Fund’s (the “Wise Fund”) investment objective is to provide shareholders with capital preservation and income.